Information by operating segment, reviewed. (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Fee and commission income and income from banking fees	R$ 26,033,007	R$ 24,936,454	R$ 25,337,676
Personnel expenses	(20,013,692)	(18,965,477)	(21,143,568)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(9,471,563)	11,958,666	7,792,129
Net income for the year	23,380,804	16,033,961	21,173,207
Assets	1,675,572,193	1,604,653,790
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	7,557,566	7,386,840	7,635,612
Liabilities	1,525,343,486	1,458,536,416
Personnel expenses	20,013,692	18,965,477	21,143,568
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	9,471,563	(11,958,666)	(7,792,129)
Net Income in the year ended December 31, 2019	23,380,804	16,033,961	21,173,207
Operating Segments Banking [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	98,849,913	74,335,609	113,402,430
Expenses from financial intermediation	(34,560,608)	(23,937,104)	(49,683,456)
Financial margin	64,289,305	50,398,505	63,718,974
Expected Credit Loss Associated with Credit Risk expense	(15,500,157)	(25,268,087)	(18,891,493)
Gross income from financial intermediation	48,789,148	25,130,418	44,827,481
Other income from insurance, Pension Plans and capitalization bonds
Fee and commission income and income from banking fees	31,866,568	30,307,248	31,135,507
Personnel expenses	(18,425,804)	17,714,158	23,072,600
Other administrative expenses	(19,676,660)	(19,349,706)	(20,327,502)
Tax expenses	(6,340,354)	(5,476,957)	(6,203,188)
Share of profit (loss) of unconsolidated and jointly controlled companies	7,505	(271)	12,921
Other operating income / expenses	(13,689,730)	(15,634,441)	(21,082,041)
Operating profit/(loss)	22,530,673	(2,737,867)	5,290,578
Non-operating income/(expense)	(308,942)	(284,469)	(537,428)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(5,522,891)	(14,508,637)	(10,431,415)
Net income for the year	16,698,840	11,486,301	15,184,565
Assets	1,485,771,990	1,435,481,875	1,264,627,391
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	70,811,964	77,091,501	106,628,723
Liabilities	1,303,885,088	1,291,779,235	1,064,606,520
Personnel expenses	18,425,804	(17,714,158)	(23,072,600)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	5,522,891	14,508,637	10,431,415
Net Income in the year ended December 31, 2019	16,698,840	11,486,301	15,184,565
Operating Segments Insurance Pension And Capitalization Bonds [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	20,204,517	22,444,253	22,936,178
Expenses from financial intermediation	(13,192,413)	(18,341,232)	(16,930,146)
Financial margin	7,012,104	4,103,021	6,006,032
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	7,012,104	4,103,021	6,006,032
Other income from insurance, Pension Plans and capitalization bonds	5,177,940	8,074,969	8,935,610
Fee and commission income and income from banking fees	1,779,999	1,875,701	2,028,371
Personnel expenses	(2,040,452)	1,903,919	2,030,224
Other administrative expenses	(1,494,814)	(1,524,278)	(1,495,894)
Tax expenses	(983,979)	(1,038,918)	(1,110,470)
Share of profit (loss) of unconsolidated and jointly controlled companies	98,692	98,937	276,165
Other operating income / expenses	(721,996)	(1,033,754)	(734,635)
Operating profit/(loss)	8,827,494	8,651,759	11,874,955
Non-operating income/(expense)	36,765	(197,204)	26,800
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(3,520,279)	3,425,110	4,490,945
Net income for the year	5,343,980	5,029,445	7,410,810
Assets	342,175,848	338,923,828	325,767,085
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	2,640,563	1,856,796	2,261,867
Liabilities	308,096,509	338,923,828	287,062,911
Personnel expenses	2,040,452	(1,903,919)	(2,030,224)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	3,520,279	(3,425,110)	(4,490,945)
Net Income in the year ended December 31, 2019	5,343,980	5,029,445	7,410,810
Operating Segments Other Activities [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	159,242	109,663	228,386
Expenses from financial intermediation	(752)	(455)
Financial margin	158,490	109,208	228,386
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	158,490	109,208	228,386
Other income from insurance, Pension Plans and capitalization bonds
Fee and commission income and income from banking fees	767,505	448,292	306,865
Personnel expenses	(386,462)	174,340	390,706
Other administrative expenses	(779,724)	(340,464)	(194,265)
Tax expenses	(112,654)	(74,502)	(72,662)
Share of profit (loss) of unconsolidated and jointly controlled companies	38,192	16,222	8,046
Other operating income / expenses	166,027	102,438	99,071
Operating profit/(loss)	(148,626)	86,854	(15,265)
Non-operating income/(expense)	18	1,100	133
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	51,476	57,123	(2,372)
Net income for the year	(97,132)	30,831	(12,760)
Assets	5,495,625	5,658,304	5,014,369
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	405,587	60,271	6,603
Liabilities	1,300,120	5,658,304	1,167,684
Personnel expenses	386,462	(174,340)	(390,706)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(51,476)	(57,123)	2,372
Net Income in the year ended December 31, 2019	(97,132)	30,831	(12,760)
Operating Segments Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(186,196)	(111,074)	(2,651,701)
Expenses from financial intermediation	211,047	118,931	2,651,701
Financial margin	24,851	7,857
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	24,851	7,857
Other income from insurance, Pension Plans and capitalization bonds	13,385	23,773	33,355
Fee and commission income and income from banking fees	(605,756)	(203,830)	(136,176)
Personnel expenses	67	(62)
Other administrative expenses	1,128,510	674,656	611,500
Tax expenses
Share of profit (loss) of unconsolidated and jointly controlled companies
Other operating income / expenses	(561,057)	(502,518)	(508,679)
Operating profit/(loss)
Non-operating income/(expense)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests
Net income for the year
Assets	(138,226,247)	(135,259,892)	(186,104,068)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(71,396,385)	(77,139,456)	(106,710,041)
Liabilities	(66,829,862)	(135,259,892)	(79,394,027)
Personnel expenses	(67)	62
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests
Net Income in the year ended December 31, 2019
Operating Segments Managerial Income Statement [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	119,027,476	96,778,451	133,915,293
Expenses from financial intermediation	(47,542,726)	(42,159,860)	(63,961,901)
Financial margin	71,484,750	54,618,591	69,953,392
Expected Credit Loss Associated with Credit Risk expense	(15,500,157)	(25,268,087)	(18,891,493)
Gross income from financial intermediation	55,984,593	29,350,504	51,061,899
Other income from insurance, Pension Plans and capitalization bonds	5,191,325	8,098,742	8,968,965
Fee and commission income and income from banking fees	33,808,316	32,427,411	33,334,567
Personnel expenses	(20,852,651)	19,792,355	25,493,530
Other administrative expenses	(20,822,688)	(20,539,792)	(21,406,161)
Tax expenses	(7,436,987)	(6,590,377)	(7,386,320)
Share of profit (loss) of unconsolidated and jointly controlled companies	144,389	114,888	297,132
Other operating income / expenses	(14,806,756)	(17,068,275)	(22,226,284)
Operating profit/(loss)	31,209,541	6,000,746	17,150,268
Non-operating income/(expense)	(272,159)	(480,573)	(510,495)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(8,991,694)	(11,026,404)	(5,942,842)
Net income for the year	21,945,688	16,546,577	22,582,615
Assets	1,695,217,216	1,644,804,115	1,409,304,777
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	2,461,729	1,869,112	2,187,152
Liabilities	1,546,451,855	1,501,101,475	1,273,443,088
Personnel expenses	20,852,651	(19,792,355)	(25,493,530)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	8,991,694	11,026,404	5,942,842
Net Income in the year ended December 31, 2019	21,945,688	16,546,577	22,582,615
Operating Segments Proportionately Consolidated [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(612,023)	484,720	(818,428)
Expenses from financial intermediation	161,179	(40,645)	104,508
Financial margin	(450,844)	444,075	(713,920)
Expected Credit Loss Associated with Credit Risk expense	72,047	(104,072)	170,961
Gross income from financial intermediation	(378,797)	340,003	(542,959)
Other income from insurance, Pension Plans and capitalization bonds			(6,840)
Fee and commission income and income from banking fees	(4,229,902)	4,031,391	(4,128,937)
Personnel expenses	671,693	631,755	(710,807)
Other administrative expenses	1,488,706	(1,442,189)	1,419,119
Tax expenses	608,530	(541,474)	528,090
Share of profit (loss) of unconsolidated and jointly controlled companies	719,746	(634,424)	906,399
Other operating income / expenses	643,235	(678,421)	663,471
Operating profit/(loss)	(476,789)	443,131	(450,850)
Non-operating income/(expense)	35,056	(14,306)	(9,583)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	441,733	428,825	(460,433)
Net income for the year
Assets	(10,413,213)	(9,364,134)	(8,436,501)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,132,515	5,177,598	5,103,609
Liabilities	(10,413,213)	(9,364,134)	(7,333,871)
Personnel expenses	(671,693)	(631,755)	710,807
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(441,733)	(428,825)	460,433
Net Income in the year ended December 31, 2019
Operating Segments Consolidation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	1,135,111	(3,521,128)	125,364
Expenses from financial intermediation	1,335,070	1,051,877	2,404,402
Financial margin	2,470,181	(2,469,251)	2,529,766
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	2,470,181	(2,469,251)	2,529,766
Other income from insurance, Pension Plans and capitalization bonds
Fee and commission income and income from banking fees	(2,049,179)	2,164,111	(2,254,425)
Personnel expenses
Other administrative expenses	(361,913)	218,055	(249,173)
Tax expenses
Share of profit (loss) of unconsolidated and jointly controlled companies
Other operating income / expenses	(59,089)	87,085	(26,168)
Operating profit/(loss)
Non-operating income/(expense)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests
Net income for the year
Assets	(31,138,435)	(44,400,937)	(41,729,208)
Liabilities	(31,138,435)	(44,400,937)	(41,729,208)
Personnel expenses
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests
Net Income in the year ended December 31, 2019
Operating Segments Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	5,892,867	4,687,074	(8,915,835)
Expenses from financial intermediation	(9,074,846)	(7,427,059)	2,835,005
Financial margin	(3,181,979)	(2,739,985)	(6,080,830)
Expected Credit Loss Associated with Credit Risk expense	5,813,901	5,826,884	4,716,005
Gross income from financial intermediation	2,631,922	3,086,899	(1,364,825)
Other income from insurance, Pension Plans and capitalization bonds	1,503,053		13,680
Fee and commission income and income from banking fees	(1,496,228)	(13,686,459)	(1,613,529)
Personnel expenses	167,266	(1,458,633)	(256,405)
Other administrative expenses	(2,070,160)	358,770	(2,119,131)
Tax expenses		1,082,949
Share of profit (loss) of unconsolidated and jointly controlled companies	(442,631)	964,394	(2,449)
Other operating income / expenses	2,063,496	4,861,111	2,012,421
Operating profit/(loss)	2,356,718	(1,873,703)	(2,817,428)
Non-operating income/(expense)			19,166
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(921,602)	(1,361,087)	(1,388,854)
Net income for the year	1,435,116	(512,616)	(1,409,408)
Assets	21,906,625	13,614,746	19,388,617
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(36,678)	340,130	344,851
Liabilities	20,443,279	11,200,012	18,604,102
Personnel expenses	(167,266)	1,458,633	256,405
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	921,602	1,361,087	1,388,854
Net Income in the year ended December 31, 2019	1,435,116	(512,616)	(1,409,408)
Operating Segments Consolidated In Accordance With I F R S [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	125,443,431	98,429,117	124,306,394
Expenses from financial intermediation	(55,121,323)	(48,575,687)	(58,617,986)
Financial margin	70,322,108	49,853,430	65,688,408
Expected Credit Loss Associated with Credit Risk expense	(9,614,209)	(19,545,275)	(14,004,527)
Gross income from financial intermediation	60,707,899	30,308,155	51,683,881
Other income from insurance, Pension Plans and capitalization bonds	6,694,378	8,098,742	8,975,805
Fee and commission income and income from banking fees	26,033,007	24,936,454	25,337,676
Personnel expenses	(20,013,692)	18,965,477	24,526,318
Other administrative expenses	(21,766,055)	(21,405,156)	(22,355,346)
Tax expenses	(6,828,457)	(6,048,902)	(6,858,230)
Share of profit (loss) of unconsolidated and jointly controlled companies	421,504	444,858	1,201,082
Other operating income / expenses	(12,159,114)	(12,798,500)	(19,576,560)
Operating profit/(loss)	33,089,470	4,570,174	13,881,990
Non-operating income/(expense)	(237,103)	(494,879)	(500,912)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(9,471,563)	(11,958,666)	(7,792,129)
Net income for the year	23,380,804	16,033,961	21,173,207
Assets	1,675,572,193	1,604,653,790	1,378,527,685
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	7,557,566	7,386,840	7,635,612
Liabilities	1,525,343,486	1,458,536,416	1,242,984,111
Personnel expenses	20,013,692	(18,965,477)	(24,526,318)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	9,471,563	11,958,666	7,792,129
Net Income in the year ended December 31, 2019	R$ 23,380,804	R$ 16,033,961	R$ 21,173,207